Summary of Regulatory Capital Position (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Capital
Common Equity Tier 1 Capital	$ 73,975	$ 69,937
Tier 1 Capital	80,734	75,716
Total Capital	93,182	87,987
Risk-weighted assets used in the calculation of capital ratios	$ 495,706	$ 460,270
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.90%	15.20%
Tier 1 Capital ratio	16.30%	16.50%
Total Capital ratio	18.80%	19.10%
Leverage ratio	4.30%	4.80%
TLAC Ratio	32.00%	28.30%
TLAC Leverage Ratio	8.50%	8.20%